Commitments (Details) - ZAR (R) R in Millions	12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
Commitments [Abstract]
Commitments for capital expenditure	R 45.0
Capital expenditure		R 13.8
Redevelopment cost	R 294.0